CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 961,265	$ 6,129,632
Trade accounts receivable, net	1,239,903	1,125,055
Inventory	60,851	52,175
Prepaid expenses	203,973	190,877
Total current assets	2,465,992	7,497,739
Property and equipment, net	1,417,134	2,419,891
Other Assets, non current
Debt offering costs	123,278
Patents, net	131,079	167,410
Deposits and other assets	406,004	624,598
Total other assets, non current	660,361	792,008
Total assets	4,543,487	10,709,638
Current Liabilities
Accounts payable	1,252,538	1,552,006
Payroll and related expenses	390,206	341,255
Other accrued expenses	175,008	381,015
Unearned revenue	10,449	139,437
Current portion of notes payable (net of discount of $0 and $103,859, respectively)	2,068,016	775,000
Other current obligations	1,067,649	1,426,834
Derivative valuation	3,760,200	14,759,300
Total current liabilities	8,724,066	19,374,847
Long-term Liabilities
Long-term portion of notes payable (net of discount of $992,832 and $659,496, respectively)	6,349,445	6,187,984
Other long-term obligations		1,067,649
Total long-term liabilities	6,349,445	7,255,633
Total liabilities	15,073,511	26,630,480
Commitments and contingencies
STOCKHOLDERS' DEFICIT:
Preferred stock, no par value, 20,000,000 shares authorized; none issued
Common stock, $.05 par value, 180,000,000 shares authorized; 74,078,153 and 75,975,656 shares issued as of December 31, 2010 and December 31, 2011, respectively	3,798,783	3,703,908
Additional paid-in capital	96,859,058	92,867,561
Accumulated deficit	(111,187,865)	(112,492,311)
Total stockholders' deficit	(10,530,024)	(15,920,842)
Total liabilities and stockholders' deficit	$ 4,543,487	$ 10,709,638